Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payments
Schedule of granted warrants

					Weighted
			Weighted		Average
			Average		Remaining
	Number of		Exercise		Contractual
	warrants		Price/Share		Life (years)
Warrants granted as at December 31, 2018	1,674,324		DKK 1		18
Warrants granted(1)	257,832		DKK 1		17
Warrants granted as at December 31, 2019	1,932,156		DKK 1		17
Warrants granted	363,168		DKK 1		11
Warrants forfeited	(45,216)		DKK 1		16
Warrants cancelled	(22,032)		DKK 1		16
Warrants granted as at December 31, 2020	2,228,076		DKK 1		15
Warrants granted during 2021(2)	63,802		DKK 1		10
Warrants granted December 2021	523,599		USD 5.38		10
Warrants exercised	(62,284)	(3)	DKK 1
Warrants forfeited	(10,178)		1
Warrants cancelled	(10,397)		1
Warrants granted as at December 31, 2021	2,732,618		DKK 7.53	(4)	13
Warrants exercisable as at December 31, 2019	—		—		—
Warrants exercisable as at December 31, 2020	—		—		—
Warrants exercisable as at December 31, 2021	2,072,122

(1)The warrants are not incorporated in the articles of association. Rectification conducted in October 2020.

(2)	Of which 62,147 warrants were legally granted in June 2021 and the remaining 1,655 warrants were legally granted in December 2020.

(3)	The share price at the exercise date was USD 5.59.
(4)	December 31, 2021 USD-end rate used.

Schedule of share based compensation included in statements of comprehensive loss

	Years Ended
	December 31,
	2021	2020	2019

	(USD in thousands)
Research and development expenses	$1,051	$1,496	$1,021
General and administrative expenses	328	1,912	1,341
Total	$1,379	$3,408	$2,362

Schedule of assumptions have been applied for the warrants issued	The following assumptions have been applied for the warrants issued in December 2021:

Expected term (in years)	6.5
Risk-free interest rate	1.34
Expected volatility	85.0%
Share price	$4.20

Schedule of outstanding warrants by grant date

The following schedule specifies the outstanding warrants as at December 31, 2021:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	701,356	1	15
Grant (September 2017)	28.71	617,184	1	15
Grant (December 2017)	28.71	122,040	1	15
Grant (during 2018)	37.05	174,564	1	15
Grant (February 2019)	42.57	7,956	1	15
Grant (September 2019)	56.35	54,000	1	15
Grant (October 2019)	56.97	150,660	1	15
Grant (December 2020)	56.75	317,457	1	9
Grant (April 2021)	45.31	1,655	1	10
Grant (June 2021)	40.86	62,147	1	10
Grant (December 2021)	19.22	523,599	USD 5.38	10
Granted at December 31, 2021		2,732,618
Warrants exercisable at December 31, 2021		—

The following schedule specifies the outstanding warrants as at December 31, 2020:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	712,332	1	16
Grant (April 2017)	24.05	13,896	1	16
Grant (September 2017)	28.71	617,184	1	16
Grant (December 2017)	28.71	127,044	1	16
Grant (during 2018)	37.05	181,836	1	16
Grant (February 2019)	42.57	7,956	1	16
Grant (September 2019)	56.35	54,000	1	16
Grant (October 2019)	56.97	150,660	1	16
Grant (December 2020)	56.75	363,168	1	11
Granted at December 31, 2020		2,228,076	1	15
Warrants exercisable at December 31, 2020		—

The following schedule specifies the outstanding warrants as at December 31, 2019:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	712,332	1	17
Grant (April 2017)	24.05	13,896	1	17
Grant (September 2017)	28.71	617,184	1	17
Grant (December 2017)	28.71	138,384	1	17
Grant (during 2018)(1)**	37.05	192,528	1	17
Grant (January 2019)(1)**	37.05	45,216	1	17
Grant (February 2019)**	42.57	7,956	1	17
Grant (September 2019)**	56.35	54,000	1	17
Grant (October 2019)**	56.97	150,660	1	17
Granted at December 31, 2019		1,932,156	1	17
Warrants exercisable at December 31, 2019		—
(1)	Awards valued on December 31, 2018 and January 1, 2019, respectively.
**	The warrants are not incorporated in the articles of association. Rectification was conducted in December 2020.

Schedule of share based awards to Board of Directors and Executive Management

The Board of Directors and Executive Management holding of share awards for the years ended December 31, 2019, 2020 and 2021 is shown below:

				Warrants held when				Warrants held when
				becoming or leaving				becoming or leaving
	December 31,		December 31,	as a member			December 31,	as a member				December 31,
Number of warrants held	2018	Granted	2019	of management	Granted	Forfeited	2020	of management	Granted	Exercised	Forfeited	2021
Thomas William Wylonis(former)[1]	342,612	—	342,612	(369,252)	26,640	—	369,252	—	—	—	—	369,252
Steven Projan	23,436	—	23,436	—	18,612	—	42,048	—	4,583	—	—	46,631
Roberto Prego	19,800	—	19,800	—	14,364	—	34,164	—	4,583	—	—	38,747
Joann Suzich(former)[7]	—	—	—	—	10,260	—	10,260	—	—	—	—	10,260
Marianne Søgaard[2]	—	—	—	65,952	28,368	—	94,320	—	9,167	—	—	103,487
Helen Boudreau (former)[3]	—	—	—	—	5,436	—	5,436	—	—	(5,436)	—	—
Kim Bjørnstrup (former)[4]	—	—	—	(5,868)	5,868	—	—	—	—	—	—	—
Lars Holtug	—	—	—	—	—	—	—	—	4,583	—	—	4,583
Board of Directors in total	385,848	—	385,848	(309,168)	109,548	—	555,480	—	22,916	(5,436)	—	572,960
Lars Aage Staal Wegner	844,416	—	844,416	—	7,668	—	852,084	—	64,167	—	—	916,251
Birgitte Rønø	—	—	—	—	—	—	—	29,376	45,000	—	—	74,376
Thomas Bogenrieder (former)[5]	4,356	45,216	49,572	(4,356)	—	(45,216)	4,356	—	—	—	—	4,356
Erik Heegaard	—	—	—	—	—	—	—	—	97,564	—	—	97,564
Glenn S. Vraniak (former)[6]	—	150,660	150,660	—	—	—	150,660	—	—	—	—	150,660
Executive Management in total	848,772	195,876	1,044,648	(4,356)	7,668	(45,216)	1,007,100	29,376	206,731	—	—	1,243,207
(1)	Board member until June 30, 2020, 252 warrants were granted for services provided after retirement from the Board of Director position.
(2)	As of November 25, 2020, 26,964 warrants were granted for services provided before taking on the Board of Directors position.
(3)	Board member from June 30, 2020 to May 25, 2021.
(4)	Board member from June 30, 2020 to November 4, 2020.
(5)	Part of Executive Management until March 31, 2020.
(6)	Mr. Vraniak resigned as the Chief Financial Officer of the Company effective November 1, 2021.
(7)	Board member until May 25, 2021.